RESTATEMENT OF FINANCIAL STATEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement Of Financial Statements [Abstract]
RESTATEMENT OF FINANCIAL STATEMENTS
NOTE 10 - RESTATEMENT OF FINANCIAL STATEMENTS

To reflect the requirements of ASC 915 and the consequences of the delays encountered by the Company in beginning its operations in Oman, the Company has restated its financial statements for the year ended December 31, 2011 and for the three and nine month periods ended September 30, 2012 and 2011 (collectively, the “Financial Statements”) as originally issued by: re-formatting the presentation of the Financial Statements to reflect the Company’s present status as a Development Stage Entity (“DSE”) as such term is defined in ASC 915 issued by the Financial Accounting Standards Board.

The principal impact of the restatement is to reflect an additional column in both the Consolidated Statement of Operations and the Consolidated Statement of Cash Flows which are part of the Financial Statements showing the cumulative results of operations and cumulative cash flows of the Company as a DSE from October 11, 2005 (the “Inception Date”) to September 30, 2012. In addition, the Consolidated Balance Sheets contained in the Financial Statements now include two separate rows in the Stockholders’ Deficit sections to distinguish the deficits accumulated from the Inception Date to: (i) December 31, 2011, and (ii) September 30, 2012, from the deficit accumulated in periods prior to the Inception Date. Finally, the Consolidated Statement of Changes in Stockholders’ Deficit now includes cumulative information for: (i) the “short” period from October 11, 2005 (inception) to December 31, 2005, (ii) the years ended December 31, 2006 through December 31, 2011, and (iii) the nine month period ended September 30, 2012.

Captions have been added to the Financial Statements indicating that the Company is a Development Stage Entity and the Financial Statements now include amounts segregated for the Company’s apparel operations which had been in operation prior to the Inception Date but which were discontinued in 2007.

The Nature of Business and Basis of Presentation contained in Note 1 to the Financial Statements have been augmented to describe the acquisition of JOL, the Inception Date of the DSE period, the Company’s receipt of a $1,000,000 legal settlement from the State of Qatar and the discontinuance of the Company’s apparel operations. The Basis of Presentation also now describes DSE accounting as required by FASB ASC 915.

The restatement to conform the presentation of the Company's Financial Statements to the format that is in accordance with the guidance contained in ASC 915 for financial statements of a DSE has not changed numbers reported by the Company for its consolidated financial position, results of operations and cash flows in its originally issued Financial Statements at December 31, 2011 and for the year then ended nor in its originally issued Financial Statements at September 30, 2012 and 2011 and for the three and nine month periods then ended.

NOTE 10 - RESTATEMENT OF FINANCIAL STATEMENTS

To reflect the requirements of Regulation S-K and ASC 915 and the consequences of the delays encountered by the Company in beginning its operations in Oman, the Company has restated its 2010 and 2011 financial statements (the “Financial Statements”) as originally issued by: re-formatting the presentation of the Financial Statements to reflect the Company’s present status as a Development Stage Entity (“DSE”) as such term is defined in ASC 915 issued by the Financial Accounting Standards Board,

The principal impact of the restatement is to reflect an additional column in both the Consolidated Statement of Operations and the Consolidated Statement of Cash Flows which are part of the Financial Statements showing the cumulative results of operations and cumulative cash flows of the Company as a DSE from October 11, 2005 (the “Inception Date”) to December 31, 2011. In addition, the Consolidated Balance Sheets contained in the Financial Statements now include two separate rows in the Stockholders’ Deficit sections to distinguish the deficits accumulated from the Inception Date to (i) December 31, 2011, and (ii) December 31, 2010, from the deficit accumulated in periods prior to the Inception Date. Finally, the Consolidated Statement of Changes in Stockholders’ Deficit now includes cumulative information for the “short” period from October 11, 2005 (inception) to December 31, 2005 and for the years ended December 31, 2006 through December 31, 2011.

Captions have been added to the Financial Statements indicating that the Company is a Development Stage Entity and the Financial Statements now include amounts segregated for the Company’s apparel operations which had been in operation prior to the Inception Date but which were discontinued in 2007.

The Company has elected to disclose all noncash transactions (including those that occurred since the Inception Date) in the body of the Consolidated Statement of Cash Flows rather than in a separate Note to the Financial Statements.

The Nature of Business and Summary of Significant Accounting Policies contained in Note 1 to the Financial Statements have been augmented to describe the acquisition of JOL, the Inception Date of the DSE period, the  Company’s receipt of a $1,000,000 legal settlement from the State of Qatar and the discontinuance of the Company’s apparel operations. The Summary of Significant Accounting Policies also now describes DSE accounting as required by FASB ASC 915.

The restatement to conform the presentation of the Company's Financial Statements to the format that is in accordance with the guidance contained in ASC 915 for financial statements of a DSE has not changed numbers reported by the Company for its consolidated financial position, results of operations and cash flows in its originally issued Financial Statements at December 31, 2011 and 2010 and for the years then ended.